INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Total inventory	$ 30,879	$ 29,191
Real estate inventory
Inventory [Line Items]
Total inventory	29,608	26,338
Log inventory
Inventory [Line Items]
Total inventory	$ 1,271	$ 2,853